Investment - Summary of Amounts of Financial Position and Income Statements of Profit or Loss of Joint Ventures (Detail) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Current assets	R$ 15,058,055	R$ 16,211,707
Non-current assets	16,137,417	14,287,688
Current liabilities	5,195,069	6,336,798
Non-current liabilities	16,165,228	14,362,568
Equity	9,835,175	9,800,029	R$ 9,624,038	R$ 8,476,050
Net revenue from sales and services	89,297,975	90,697,983	79,230,014
Net income (loss)	402,944	1,132,320	1,525,865
Uniao vopak [member]
Disclosure of joint ventures [line items]
Current assets	6,818	8,432
Non-current assets	9,182	8,552
Current liabilities	1,116	1,814
Non-current liabilities	200	280
Equity	14,684	14,890
Net revenue from sales and services	15,400	16,938	15,260
Costs, operating expenses and income	(12,083)	(13,154)	(10,852)
Net financial income and income and social contribution taxes	(577)	(1,084)	(1,252)
Net income (loss)	R$ 2,740	R$ 2,700	R$ 3,156
Number of shares or units held	29,995	29,995	29,995
% of capital held	50.00%	50.00%	50.00%
Rpr [member]
Disclosure of joint ventures [line items]
Current assets	R$ 428,880	R$ 370,250
Non-current assets	133,565	147,054
Current liabilities	418,289	385,079
Non-current liabilities	87,562	71,635
Equity	56,594	60,590
Net revenue from sales and services	2,156,432	2,092,548	R$ 1,579,286
Costs, operating expenses and income	(2,130,323)	(2,083,592)	(1,433,030)
Net financial income and income and social contribution taxes	6,237	(261)	(37,193)
Net income (loss)	R$ 32,346	R$ 8,695	R$ 109,063
Number of shares or units held	5,078,888	5,078,888	5,078,888
% of capital held	33.00%	33.00%	33.00%
Connect car [member]
Disclosure of joint ventures [line items]
Current assets	R$ 159,972	R$ 129,152
Non-current assets	161,817	150,054
Current liabilities	155,542	130,414
Non-current liabilities	612	14
Equity	165,635	148,778
Net revenue from sales and services	80,387	57,506	R$ 33,935
Costs, operating expenses and income	(136,764)	(114,336)	(100,444)
Net financial income and income and social contribution taxes	3,234	19,343	24,530
Net income (loss)	R$ (53,143)	R$ (37,487)	R$ (41,979)
Number of shares or units held	228,768,000	193,768,000	169,860,500
% of capital held	50.00%	50.00%	50.00%